UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03512)

Exact name of registrant as specified in charter:	Putnam OTC & Emerging Growth Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments:

Putnam OTC & Emerging Growth Fund
The fund's portfolio
4/30/08 (Unaudited)

COMMON STOCKS (95.3%)(a)
	Shares	Value

Advertising and Marketing Services (0.3%)
FTD Group, Inc.	126,321	$1,736,914

Aerospace and Defense (4.0%)
Alliant Techsystems, Inc. (NON) (S)	53,200	5,850,936
DRS Technologies, Inc.	56,800	3,546,592
Goodrich Corp.	65,400	4,457,010
L-3 Communications Holdings, Inc.	67,400	7,511,730
		21,366,268

Agriculture (0.7%)
Andersons, Inc. (The)	86,500	3,931,425

Automotive (1.7%)
AutoZone, Inc. (NON)	48,600	5,868,450
BorgWarner, Inc.	62,700	3,081,705
		8,950,155

Biotechnology (1.8%)
Amylin Pharmaceuticals, Inc. (NON) (S)	104,600	2,884,868
Applera Corp.- Applied Biosystems Group (S)	62,400	1,991,184
Illumina, Inc. (NON)	2,401	187,014
Martek Biosciences Corp. (NON) (S)	41,200	1,452,712
Medicines Co. (NON)	139,300	2,751,175
		9,266,953

Broadcasting (0.4%)
CTC Media, Inc. (Russia) (NON)	85,900	2,222,233

Building Materials (0.5%)
Sherwin-Williams Co. (The) (S)	47,200	2,611,104

Cable Television (0.3%)
Liberty Global, Inc. Class A (NON)	45,600	1,613,784

Chemicals (2.0%)
Fertilizantes Fosfatados SA (Preference) (Brazil)	53,600	3,220,518
FMC Corp.	42,300	2,655,594
Sigma-Adrich Corp.	42,700	2,434,754
Terra Industries, Inc. (NON) (S)	53,900	2,040,654
		10,351,520

Coal (2.3%)
CONSOL Energy, Inc. (S)	68,500	5,545,760
Massey Energy Co. (S)	75,600	3,956,148
Patriot Coal Corp. (NON)	39,900	2,635,395
		12,137,303

Commercial and Consumer Services (1.4%)
Brink's Co. (The)	56,700	4,124,925
Equifax, Inc.	91,400	3,497,878
		7,622,803

Communications Equipment (1.6%)
F5 Networks, Inc. (NON)	154,000	3,485,020
Foundry Networks, Inc. (NON) (S)	159,800	2,034,254
Harris Corp.	52,382	2,830,199
		8,349,473

Computers (5.5%)
ANSYS, Inc. (NON) (S)	104,182	4,191,242
Commvault Systems, Inc. (NON) (S)	184,871	2,273,913
Jack Henry & Associates, Inc. (S)	130,100	3,419,028
Micros Systems, Inc. (NON)	61,200	2,181,780
National Instruments Corp. (S)	98,100	2,886,102
NCR Corp. (NON)	176,000	4,334,880
Nuance Communications, Inc. (NON) (S)	171,600	3,480,048
Seagate Technology (Cayman Islands)	165,529	3,123,532
Solera Holdings, Inc. (NON) (S)	114,000	2,942,340
		28,832,865

Conglomerates (0.6%)
SPX Corp.	24,000	2,952,000

Construction (0.7%)
Chicago Bridge & Iron Co., NV (Netherlands)	87,700	3,493,968

Consumer Goods (0.1%)

Blyth Industries, Inc.	17,230	290,153

Electric Utilities (0.9%)
PNM Resources, Inc.	321,600	4,659,984

Electrical Equipment (0.7%)
Molex, Inc.	128,900	3,658,182

Electronics (3.7%)
Altera Corp. (S)	263,800	5,613,664
Amphenol Corp. Class A	72,300	3,338,814
Analog Devices, Inc. (S)	137,500	4,428,875
General Cable Corp. (NON) (S)	24,200	1,621,400
Trimble Navigation, Ltd. (NON)	37,100	1,216,509
Xilinx, Inc. (S)	139,000	3,443,030
		19,662,292

Energy (8.1%)
BJ Services Co. (S)	113,200	3,200,164
Cameron International Corp. (NON)	161,700	7,960,491
Core Laboratories NV (Netherlands) (NON) (S)	33,600	4,209,408
Dril-Quip, Inc. (NON)	72,300	4,132,668
FMC Technologies, Inc. (NON)	113,400	7,620,480
Hercules Offshore, Inc. (NON) (S)	193,400	5,098,024
Oceaneering International, Inc. (NON)	86,400	5,769,792
Smith International, Inc.	64,300	4,919,593
		42,910,620

Energy (Other) (0.6%)
Compagnie Generale de Geophysique-Veritas SA ADR
(France) (NON) (S)	63,252	3,175,883

Engineering & Construction (2.2%)
KBR, Inc.	111,800	3,224,312
McDermott International, Inc. (NON)	157,000	8,412,060
		11,636,372

Environmental (2.0%)
Foster Wheeler, Ltd. (NON)	162,800	10,368,732

Financial (1.6%)
Intercontinental Exchange, Inc. (NON)	29,235	4,535,810
Nasdaq OMX Group, Inc. (The) (NON)	106,540	3,883,383
		8,419,193

Food (1.2%)
Bunge, Ltd. (S)	21,600	2,464,344
Cal-Maine Foods, Inc. (S)	50,000	1,477,500
Cosan, Ltd. Class A (Brazil) (NON) (S)	164,700	2,183,922
		6,125,766

Forest Products and Packaging (1.0%)
Plum Creek Timber Company, Inc. (R) (S)	129,400	5,284,696

Gaming & Lottery (0.5%)
WMS Industries, Inc. (NON) (S)	80,000	2,895,200

Health Care Services (8.0%)
Amedisys, Inc. (NON) (S)	95,200	4,931,360
BioMarin Pharmaceuticals, Inc. (NON)	79,500	2,898,570
Cerner Corp. (NON) (S)	74,500	3,447,115
Charles River Laboratories International, Inc. (NON)	70,600	4,098,330
DaVita, Inc. (NON)	113,900	5,969,499
Express Scripts, Inc. (NON) (S)	55,000	3,851,100
Henry Schein, Inc. (NON)	26,900	1,489,453
IMS Health, Inc. (S)	185,600	4,593,600
Laboratory Corp. of America Holdings (NON)	90,200	6,820,924
Pediatrix Medical Group, Inc. (NON)	46,900	3,190,138
Warner Chilcott, Ltd. Class A (NON)	72,100	1,240,841
		42,530,930

Machinery (2.5%)
AGCO Corp. (NON) (SEG)	142,200	8,550,486
Terex Corp. (NON)	66,100	4,605,848
		13,156,334

Manufacturing (1.7%)
Actuant Corp. Class A	50,402	1,707,116
Matthews International Corp. (S)	80,575	3,983,628
Mettler-Toledo International, Inc. (NON)	36,300	3,457,938
		9,148,682

Medical Technology (6.1%)
Bruker BioSciences Corp. (NON)	124,900	1,513,788
C.R. Bard, Inc. (S)	94,100	8,861,397
DENTSPLY International, Inc.	142,200	5,527,314

Haemonetics Corp. (NON)	38,200	2,186,186
Kinetic Concepts, Inc. (NON) (S)	61,930	2,456,144
PerkinElmer, Inc.	86,400	2,294,784
Varian Medical Systems, Inc. (NON)	71,100	3,333,168
Waters Corp. (NON)	34,800	2,138,808
West Pharmaceutical Services, Inc.	87,600	4,109,316
		32,420,905

Metals (6.2%)
AK Steel Holding Corp.	82,900	5,204,462
FNX Mining Co., Inc. (Canada) (NON)	83,300	1,920,330
Franco-Nevada Corp. (Canada) (NON)	86,500	1,541,874
Ivanhoe Mines Ltd. (Canada) (NON)	255,700	2,457,277
PAN American Silver Corp. (Canada) (NON)	90,600	3,035,100
Southern Copper Corp.	66,900	7,677,444
Steel Dynamics, Inc. (S)	246,000	8,573,100
Yamana Gold, Inc. (Canada)	196,700	2,521,694
		32,931,281

Natural Gas Utilities (2.2%)
Equitable Resources, Inc.	117,400	7,791,838
Questar Corp.	64,100	3,976,123
		11,767,961

Oil & Gas (4.0%)
Denbury Resources, Inc. (NON) (S)	226,300	6,915,728
Helmerich & Payne, Inc. (S)	67,600	3,633,500
Nabors Industries, Ltd. (Bermuda) (NON) (S)	38,900	1,460,306
Patterson-UTI Energy, Inc. (S)	84,869	2,371,240
Southwestern Energy Co. (NON) (S)	164,800	6,972,688
		21,353,462

Pharmaceuticals (2.1%)
Cephalon, Inc. (NON)	68,400	4,268,844
Endo Pharmaceuticals Holdings, Inc. (NON) (S)	43,800	1,087,554
Owens & Minor, Inc. (S)	31,100	1,409,452
Watson Pharmaceuticals, Inc. (NON) (S)	139,100	4,317,664
		11,083,514

Publishing (0.6%)
Marvel Entertainment, Inc. (NON) (S)	107,900	3,095,651

Real Estate (1.0%)
Kimco Realty Corp. (R)	45,200	1,803,932
Realex Properties Corp. (Canada)	26,838	21,381
Ventas, Inc. (R)	76,700	3,724,552
		5,549,865

Restaurants (1.1%)
Burger King Holdings, Inc.	130,700	3,646,530
Jack in the Box, Inc. (NON)	78,500	2,099,875
		5,746,405

Retail (4.6%)
Advance Auto Parts, Inc.	101,200	3,509,616
Aeropostale, Inc. (NON)	88,500	2,813,415
Buckle, Inc. (The)	40,100	1,948,058
Cash America International, Inc.	161,300	6,579,427
GOME Electrical Appliances Holdings, Ltd. (Hong Kong)
(NON)	466,000	1,065,208
TJX Cos., Inc. (The) (S)	95,400	3,073,788
Urban Outfitters, Inc. (NON) (S)	50,400	1,726,200
Wet Seal, Inc. (The) Class A (NON) (S)	583,662	2,025,307
Wolverine World Wide, Inc.	64,100	1,842,234
		24,583,253

Schools (0.8%)
Apollo Group, Inc. Class A (NON)	43,200	2,198,880
DeVry, Inc.	36,200	2,063,400
UNEXT.com, LLC (acquired 4/14/00, cost $10,451,238)
(Private) (RES)(NON)(F)	125,000	1,250
		4,263,530

Shipping (0.6%)
Kirby Corp. (NON) (S)	57,100	3,131,364

Software (4.0%)
Akamai Technologies, Inc. (NON)	61,600	2,203,432
Amdocs, Ltd. (Guernsey) (NON)	115,700	3,630,666
BMC Software, Inc. (NON) (S)	51,400	1,786,664
Informatica Corp. (NON)	146,700	2,341,332
McAfee, Inc. (NON)	106,700	3,547,775
MicroStrategy, Inc. (NON)	36,900	3,274,137
Red Hat, Inc. (NON) (S)	205,400	4,225,078
		21,009,084

Staffing (0.5%)

Hewitt Associates, Inc. Class A (NON)			64,500	2,644,500

Technology (0.6%)
Affiliated Computer Services, Inc. Class A (NON)			62,000	3,284,140

Technology Services (0.6%)
Fiserv, Inc. (NON) (S)			60,300	3,048,165

Telecommunications (0.6%)
NeuStar, Inc. Class A (NON)			123,700	3,402,987

Toys (0.7%)
Hasbro, Inc. (S)			110,000	3,911,600

Transportation Services (0.4%)
Landstar Systems, Inc. (S)			43,300	2,249,867

Total common stocks (cost $482,788,110)				$504,839,321

WARRANTS (0.9%)(a)(NON)

	Expiration date	Strike Price	Warrants	Value

Genting Berhad 144A (Malaysia)	1/20/10	-	1,215,884	$2,468,245
Gome Electrical Appliances Holdings 144A (Hong Kong)	2/19/09	-	1,025,000	2,340,783

Total warrants (cost $5,135,487)				$4,809,028

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

MarketSoft Software Corp. - escrow (acquired 2/9/06,
cost $-) (Private) (RES) (NON) (F)			1,354,608	$135
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
6/26/00, cost $2,240,735) (Private) (RES) (NON) (F)			878,186	88

Total convertible preferred stocks (cost $2,240,735)				$223

SHORT-TERM INVESTMENTS (23.2%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.96% to 3.11% and
due dates ranging from May 1, 2008 to June 27, 2008 (d)			$102,341,680	$102,204,108
Putnam Prime Money Market Fund (e)			20,873,278	20,873,278

Total short-term investments (cost $123,077,386)				$123,077,386

TOTAL INVESTMENTS

Total investments (cost $613,241,718) (b)				$632,725,958

FUTURES CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Index E-Mini (Long)	43	$1,653,995	Jun-08	$(1,391)
Russell 2000 Index Mini (Long)	81	5,811,750	Jun-08	28,359
S&P 500 Index (Long)	5	1,732,500	Jun-08	(3,531)
S&P Mid Cap 400 Index E-Mini (Long)	89	7,476,890	Jun-08	75,411

Total				$98,848

WRITTEN OPTIONS OUTSTANDING at 4/30/08 (premiums received $119,102) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Massey Energy Co. (Call)	$20,380	May-08/ $52.62	$49,401
MicroStrategy, Inc. (Call)	18,400	May-08/ $90.00	78,752

Total			$128,153

NOTES

(a) Percentages indicated are based on net assets of $529,492,242.

(b) The aggregate identified cost on a tax basis is $613,268,416, resulting in gross unrealized appreciation and depreciation of $59,705,219 and $40,247,677, respectively, or net unrealized appreciation of $19,457,542.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2008 was $1,473 or less than 0.1% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2008, the value of securities loaned amounted to $99,732,753. Certain of these securities were sold prior to period-end. The fund received cash collateral of $102,204,108 which is pooled with collateral of other Putnam funds into 58 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $421,580 for the period ended April 30, 2008. During the period ended April 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $260,504,386 and $250,313,070, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. On April 30, 2008, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at April 30, 2008.

At April 30, 2008, liquid assets totaling $24,212,640 have been designated as collateral for open options, futures contracts and structured notes.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At April 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam OTC & Emerging Growth Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 27, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 27, 2008